TETON Westwood Equity Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 1.8%
4,895	L3Harris Technologies Inc.	$925,253

	Banking — 5.9%
38,149	Bank of America Corp.	1,156,296
15,169	JPMorgan Chase & Co.	1,927,525

		3,083,821

	Broadcasting — 3.2%
10,595	Liberty Broadband Corp., Cl. C†	1,677,930

	Business Services — 3.0%
7,087	Visa Inc., Cl. A	1,550,140

	Computer Software and Services — 18.3%
12,232	Activision Blizzard Inc.	1,135,741
750	Alphabet Inc., Cl. A†	1,314,480
8,657	Apple Inc.	1,148,697
4,354	CACI International Inc., Cl. A†	1,085,583
32,570	Cisco Systems Inc.	1,457,508
8,662	Fiserv Inc.†	986,255
15,550	Micron Technology Inc.†	1,169,049
5,831	Microsoft Corp.	1,296,931

		9,594,244

	Consumer Products — 3.7%
10,583	Church & Dwight Co. Inc.	923,155
11,895	Colgate-Palmolive Co.	1,017,141

		1,940,296

	Diversified Industrial — 8.3%
8,806	Eaton Corp. plc	1,057,953
14,355	Fortive Corp.	1,016,621
5,818	Honeywell International Inc.	1,237,489
13,951	Westinghouse Air Brake Technologies Corp.	1,021,213

		4,333,276

	Electronics — 2.7%
8,583	Texas Instruments Inc.	1,408,728

	Energy and Energy Services — 1.2%
12,355	EOG Resources Inc.	616,144

	Energy: Integrated — 5.5%
7,635	DTE Energy Co.	926,965
13,436	NextEra Energy Inc.	1,036,587
9,827	WEC Energy Group Inc.	904,379

		2,867,931

	Energy: Oil — 1.1%
14,640	ConocoPhillips	585,454

	Entertainment — 2.6%
7,606	The Walt Disney Co.†	1,378,055

	Financial Services — 6.8%
29,985	American International Group Inc.	1,135,232
8,049	Assurant Inc.	1,096,435
25,115	The Charles Schwab Corp.	1,332,100

		3,563,767

Shares		Market Value

	Food and Beverage — 3.8%
19,385	Hormel Foods Corp.	$903,535
7,436	PepsiCo Inc.	1,102,759

		2,006,294

	Health Care — 12.1%
9,367	Abbott Laboratories	1,025,593
5,490	Becton, Dickinson and Co.	1,373,708
9,385	Johnson & Johnson	1,477,011
11,485	Medtronic plc.	1,345,353
3,217	UnitedHealth Group Inc.	1,128,138

		6,349,803

	Real Estate — 3.7%
9,728	Prologis Inc., REIT	969,492
4,283	Public Storage, REIT	989,073

		1,958,565

	Retail — 9.1%
21,429	CVS Health Corp.	1,463,601
4,835	McDonald’s Corp.	1,037,494
3,897	The Home Depot Inc.	1,035,121
8,503	Walmart Inc.	1,225,707

		4,761,923

	Telecommunications — 4.2%
6,272	Motorola Solutions Inc.	1,066,616
8,517	T-Mobile US Inc.†	1,148,517

		2,215,133

	Transportation — 1.9%
4,790	Union Pacific Corp.	997,374

	TOTAL COMMON STOCKS	51,814,131

	SHORT TERM INVESTMENT — 1.1%
	Other Investment Companies — 1.1%
602,716	Dreyfus Treasury Securities Cash Management, 0.010%*	602,716

	TOTAL INVESTMENTS — 100.0% (Cost $41,482,976)	$52,416,847

*	1 day yield as of December 31, 2020.
†	Non-income producing security.
REIT	Real Estate Investment Trust

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